Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 865	$ 819	$ 221	$ 892
Credited / charged to Net Income	154	839	805	521
Balance Acquired			335
Charges utilized / Write- offs	(788)	(793)	(542)	(1,192)
Balance at End of Period	231	865	819	221
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		1,547	431	400
Credited / charged to Net Income		2,451	(18)	31
Balance Acquired		1,196	1,399
Charges utilized / Write- offs			(265)
Balance at End of Period	$ 5,194	$ 5,194	$ 1,547	$ 431